PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 338,165	$ 673,889	$ 719,788
Less: Accumulated depreciation	(128,839)	(618,695)	(583,210)
Property, Plant and Equipment, Net	209,326	55,194	136,578
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	82,569	141,345	149,732
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	54,378	71,230	81,368
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	20,531	107,622	114,008
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,085	353,692	$ 374,680
Capital Lease Obligations [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 175,602	$ 0